CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 2,706		$ 929,871		$ (6,357)	$ (677,897)	$ 248,323
Balance, shares at Dec. 31, 2021	56,539,237
Stock-based compensation of options	$ 0		1,061		0	0	1,061
Exercise of stock options	$ 5		(5)		0	0	0
Exercise of stock options, shares	68,779
Comprehensive income (loss)	$ 0		0		(1,620)	(2,028)	(3,648)
Balance at Jun. 30, 2022	$ 2,711		930,927		(7,977)	(679,925)	245,736
Balance, shares at Jun. 30, 2022	56,608,016
Balance at Dec. 31, 2022	$ 2,711		932,086		(6,847)	(683,825)	$ 244,125
Balance, shares at Dec. 31, 2022	56,610,404						56,610,404
Stock-based compensation of options	$ 0		1,114		0	0	$ 1,114
Exercise of stock options	$ 0	[1]	0	[1]	0	0	0
Exercise of stock options, shares	11,264
Comprehensive income (loss)	$ 0		0		(108)	9,905	9,797
Balance at Jun. 30, 2023	$ 2,711		$ 933,200		$ (6,955)	$ (673,920)	$ 255,036
Balance, shares at Jun. 30, 2023	56,621,668						56,621,668

[1]	Represent an amount lower than $1